Inventories (Details) - Schedule of inventories - Manscaped Holdings, LLC [Member] - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Inventory [Line Items]
Raw materials	$ 6,663	$ 2,025
Finished goods	44,475	20,793
Inventories, total	$ 51,138	$ 22,818